Consolidated Statements of Stockholders' Equity - USD ($)	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member]	Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	AOCI Attributable to Parent [Member]	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Series 2003 Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance (Accounting Standards Update 2016-02 [Member]) at Mar. 31, 2019	$ (2,019,000)
Balance at Mar. 31, 2019		$ 409,504,000		$ 707,000		$ 3,039,000		$ 98,260,000		$ (75,740,000)		$ (18,285,000)
Net earnings		52,335,000		0		0		0		0		0							$ 52,335,000
Cash dividends paid on preferred stock		(23,000)		0		0		0		0		0	$ (3,000)
Equity incentive program		0		0		0		100,000		0		0
Contribution of 401(k) match		0		0		0		0		94,000		0
Purchase of treasury stock		0		0		0		0		(12,673,000)		0
Preferred stock conversion		0		(26,000)		2,000		24,000		0		0
Change in pension and postretirement benefits adjustment (net of tax)		0		0		0		0		0		(60,935,000)
Balance at Mar. 31, 2020		459,797,000		681,000		3,041,000		98,384,000		(88,319,000)		(79,220,000)							394,364,000
Preferred stock, shares outstanding (in shares)													200,000	807,240	35,355	500
Common stock, shares outstanding (in shares)																	7,383,993	1,733,902
Net earnings		126,100,000		0		0		0		0		0							126,100,000
Cash dividends paid on preferred stock		(23,000)		0		0		0		0		0	$ (3,000)						(23,000)
Equity incentive program		0		0		0		100,000		0		0
Contribution of 401(k) match		0		0		0		0		1,479,000		0
Purchase of treasury stock		0		0		0		0		(4,358,000)		0					$ (4,400,000)
Preferred stock conversion		0		(18,000)		0		18,000		0		0
Change in pension and postretirement benefits adjustment (net of tax)		0		0		0		0		0		60,153,000
Balance at Mar. 31, 2021		$ 585,874,000		$ 663,000		$ 3,041,000		$ 98,502,000		$ (91,198,000)		$ (19,067,000)							$ 577,815,000
Preferred stock, shares authorized (in shares)													200,000	1,400,000	33,855	500
Common stock, shares authorized (in shares)																	20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)													200,000	807,240	33,855	500
Common stock, shares outstanding (in shares)																	7,353,545	1,709,638
Preferred stock, stock amount													$ 50,000	$ 202,000	$ 403,000	$ 8,000
Common stock, stock amount																	$ 2,545,000	$ 496,000